Goodwill and Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill And Intangible Assets Disclosure [Abstract]
Summary of Goodwill	Goodwill as of December 31, 2019 and 2018 was as follows (in thousands):
Balance as of December 31, 2018	$17,276
Effect of exchange rate	(323)
Balance as of December 31, 2019	$16,953

Summary of Intangible Assets

Intangible assets consisted of the following (in thousands):

	As of December 31,
	2019			2018
	Gross	Accumulated amortization	Net	Gross	Accumulated amortization	Net
Amortizable Intangible Assets
Developed technology	$2,775	$952	$1,823	$2,810	$310	$2,500
Customer relationships	9,077	1,631	7,446	9,243	555	8,688
Patent	113	29	84	99	11	88
Total amortizable intangible assets	$11,965	$2,612	$9,353	$12,152	$876	$11,276

Summary of Estimated Future Amortization Expense

Total estimated future amortization expense as of December 31, 2019 is as follows (in thousands):

As of December 31, 2019
2020	$1,689
2021	1,451
2022	1,169
2023	1,062
2024	854
2025 and thereafter	3,128
Total	$9,353